Long-term investments - Equity investments without readily determinable fair values (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long-term investments
Initial cost	¥ 174,771	$ 24,616	¥ 174,983
Net cumulative fair value adjustments	47,082	6,631	47,082
Impairment	(71,741)	(10,104)	(49,502)
Carrying Value	¥ 150,112	$ 21,143	¥ 172,563